INCOME TAX EXPENSE (Changes in unrecognized tax benefits) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAX EXPENSE [Abstract]
Unrecognized tax benefits, beginning balance	$ 47	282	649	596
Additions based on tax positions related to the prior years			66	787
Reductions for tax positions of prior years	(7)	(38)	(433)
Reductions for tax positions of the current year				(734)
Unrecognized tax benefits, ending balance	$ 40	244	282	649